Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	December 31,
	2025	2024
Assets:
Other accounts receivable and prepaid	$14	$11
Operating lease right-of-use assets	$628	$829

Liabilities:
Trade payables	$222	$219
Other liabilities and accrued expenses	$317	$200
Operating lease liabilities - current	$231	$223
Operating lease liabilities – non-current	$472	$606

Schedule of Transactions with Related Parties	Transactions with related parties:
	Year ended December 31,
	2025	2024	2023
Expenses (1):
Cost of revenues	$52	$58	$205
Operating expenses:
Research and development, net	$115	$118	$249
Sales and marketing	$1,331	$663	$119
General and administrative	$17	$15	$545

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.